Recapitalization - Schedule of Profusa Shares (Details)	Sep. 30, 2025 shares
Legacy Profusa Shares [Member]
Schedule of Profusa Shares [Line Items]
Legacy Profusa Shares	23,468,585
Legacy Profusa Shares [Member] | Preferred Stock [Member]
Schedule of Profusa Shares [Line Items]
Legacy Profusa Shares	17,863,934
Legacy Profusa Shares [Member] | Class A Common Stock [Member]
Schedule of Profusa Shares [Line Items]
Legacy Profusa Shares	5,604,651
Profusa Shares Shares after Conversion Ratio [Member]
Schedule of Profusa Shares [Line Items]
Profusa Shares after conversion ratio	8,593,991
Profusa Shares Shares after Conversion Ratio [Member] | Preferred Stock [Member]
Schedule of Profusa Shares [Line Items]
Profusa Shares after conversion ratio	6,178,315
Profusa Shares Shares after Conversion Ratio [Member] | Class A Common Stock [Member]
Schedule of Profusa Shares [Line Items]
Profusa Shares after conversion ratio	2,415,676